Cost of Sales (Details) - Schedule of cost of sales - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of cost of sales [Abstract]
Beginning balance of goods and finished products, note 8(a)	S/ 22,133	S/ 16,832	S/ 27,386
Beginning balance of work in progress, note 8(a)	166,999	133,972	105,882
Consumption of miscellaneous supplies	295,688	284,298	249,709
Maintenance and third-party services	147,282	211,251	172,115
Depreciation and amortization	122,541	115,245	117,273
Shipping costs	113,054	123,989	107,221
Personnel expenses, note 23(b)	89,805	101,185	84,190
Costs of packaging	45,032	44,416	38,483
Other manufacturing expenses	45,637	63,750	44,751
Ending balance of goods and finished products, note 8(a)	(12,877)	(22,133)	(16,832)
Ending balance of work in progress, note 8(a)	(114,246)	(166,999)	(133,972)
Total cost of sales	S/ 921,048	S/ 905,806	S/ 796,206